Investment Securities - Schedule of Amortized Cost and Estimated Fair Value of Securities Available-For-Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, Amortized Cost	$ 33,632	$ 47,532
Investment securities available-for-sale, Estimated Fair Value	34,932	47,979
Municipal and U.S. Treasury securities [Member]
Schedule of Available-for-sale Securities [Line Items]
0 to 5 years, Amortized Cost	1,501
5 to 10 years, Amortized Cost	1,047
Over 10 years, Amortized Cost	3,361
0 to 5 years, Fair Value	1,501
5 to 10 years, Fair Value	1,101
Over 10 years, Fair Value	3,580
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, Amortized Cost	27,723
Investment securities available-for-sale, Amortized Cost	27,723	33,123
Investment securities available-for-sale, Estimated Fair Value	28,750
Investment securities available-for-sale, Estimated Fair Value	$ 28,750	$ 33,742